Consolidated Statement of Changes in Stockholders' Deficit (Unaudited) - USD ($)	Preferred Stock A [Member]	Preferred Stock B [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Common Stock Payable [Member]	Retained Earnings (Deficit) [Member]	Treasury Stock [Member]	Total
Balance at Dec. 31, 2018			$ 1,800	$ 336		$ (7,520)		$ (5,384)
Balance, shares at Dec. 31, 2018			18,000,000
Effect of Reverse Merger April 12, 2019			$ 1,093	(15,885)			(3,894)	(18,686)
Effect of Reverse Merger April 12, 2019, shares			10,933,356
Imputed interest				8,995				8,995
Issuance of common shares under private placement			$ 10	9,990				10,000
Issuance of common shares under private placement, shares			100,000
Cancellation of common shares for long-term debt			$ (425)	(249,932)			(99,643)	(350,000)
Cancellation of common shares for long-term debt, shares			(4,250,000)
Issuance of common shares for discount on loan			$ 15	104,985				105,000
Issuance of common shares for discount on loan, shares			150,000
Issuance of common shares for licensing agreement			$ 25	24,975				25,000
Issuance of common shares for licensing agreement, shares			250,000
Issuance of shares for services			$ 203	2,303,187				2,303,390
Issuance of shares for services, shares			2,025,000
Issuance of common shares for note conversion and settlement					25,000			25,000
Issuance of common shares for note conversion and settlement, shares
Net (loss)						(3,212,248)		(3,212,248)
Balance at Dec. 31, 2019			$ 2,721	2,186,651	25,000	(3,219,768)	(103,537)	(1,108,933)
Balance, shares at Dec. 31, 2019			27,208,356
Imputed interest				1,051				1,051
Issuance of common shares under private placement			$ 13	71,487	(25,000)			46,500
Issuance of common shares under private placement, shares			131,250
Cancellation of common shares for long-term debt			$ (65)	(38,935)			39,000
Cancellation of common shares for long-term debt, shares			(650,000)
Issuance of common shares for debt settlement			$ 9	54,991				55,000
Issuance of common shares for debt settlement, shares			91,250
Issuance of shares for services - related parties
Issuance of shares for services - related parties, shares	1
Issuance of shares for services			$ 136	639,864				640,000
Issuance of shares for services, shares			1,357,142
Net (loss)						(129,912)		(129,912)
Balance at Mar. 31, 2020			$ 2,814	2,915,109		(3,349,680)	(64,537)	(496,294)
Balance, shares at Mar. 31, 2020	1		28,137,998
Balance at Dec. 31, 2019			$ 2,721	2,186,651	25,000	(3,219,768)	(103,537)	(1,108,933)
Balance, shares at Dec. 31, 2019			27,208,356
Imputed interest				3,345				3,345
Issuance of common shares under private placement			$ 13	71,487	(25,000)			46,500
Issuance of common shares under private placement, shares			131,250
Cancellation of treasury stock			$ (165)	(99,478)			99,643
Cancellation of treasury stock, shares			(1,650,000)
Issuance of shares for services - related parties			$ 600	1,559,400				1,560,000
Issuance of shares for services - related parties, shares	1		6,000,000
Issuance of shares for services			$ 238	1,300,575				1,300,813
Issuance of shares for services, shares			2,377,142
Reclassification of derivative liabilities due to note conversion				907,551				907,551
Issuance of Series B preferred shares for In investment, Process Research and Development		$ 50		605,438				605,488
Issuance of Series B preferred shares for In investment ,Process Research and Development, shares		500,000
Issuance of common shares for Series B preferred shares conversion		$ (50)	$ 208	(158)
Issuance of common shares for Series B preferred shares conversion, shares		(500,000)	2,083,333
Issuance of common shares for note conversion and settlement			$ 1,892	2,632,227				2,634,119
Issuance of common shares for note conversion and settlement, shares			18,916,774
Net (loss)						(7,339,890)		(7,339,890)
Balance at Dec. 31, 2020			$ 5,507	9,167,038		(10,559,658)	(3,894)	(1,391,007)
Balance, shares at Dec. 31, 2020	1		55,066,855
Imputed interest				539				539
Issuance of common shares under private placement			$ 20	99,980				100,000
Issuance of common shares under private placement, shares			200,000
Issuance of common shares for debt settlement			$ 71	119,454				119,525
Issuance of common shares for debt settlement, shares			708,750
Issuance of shares for services - related parties			$ 650	2,510,000				2,510,650
Issuance of shares for services - related parties, shares			6,500,000
Issuance of shares for services			$ 530	1,712,210				1,712,740
Issuance of shares for services, shares			5,300,000
Reclassification of derivative liabilities due to note conversion				763,241				763,241
Issuance of Series B preferred shares for In investment, Process Research and Development		$ 50		601,802				601,852
Issuance of Series B preferred shares for In investment ,Process Research and Development, shares		500,000
Issuance of common shares for Series B preferred shares conversion		$ (50)	$ 206	(156)				0
Issuance of common shares for Series B preferred shares conversion, shares		(500,000)	2,057,613
Issuance of common shares for note conversion and settlement			$ 273	501,777				502,050
Issuance of common shares for note conversion and settlement, shares			2,730,548
Net (loss)						(7,372,606)		(7,372,606)
Balance at Mar. 31, 2021			$ 7,257	$ 15,475,885		$ (17,932,264)	$ (3,894)	$ (2,453,016)
Balance, shares at Mar. 31, 2021	1		72,563,766